Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
13. Related-Party Transactions
Vista Credit Partners has a balance of $2.3 million in the Term Loan Facility as of March 31, 2022. There were no other related parties that have a position in the Term Loan Facility.
The Company incurred less than $0.1 million for consulting fees from Vista Equity Partners Management, LLC (“Vista”) for both the three months ended March 31, 2022 and 2021, which are recorded in general and administrative expenses. As of March 31, 2022 and December 31, 2021, respectively, less than $0.1 million was included in accrued expenses in the condensed consolidated balance sheet.
The Company also entered into transactions during the three months ended March 31, 2022 and 2021 to sell services to other Vista controlled entities. The Company recognized $0.2 million and $0.1 million in revenue related to these transactions for the three months ended March 31, 2022 and 2021, respectively. Cvent also purchased software subscription and other services from Vista affiliates. The Company recognized $0.6 million and $0.4 million in expenses related to these transactions for the three months ended March 31, 2022 and 2021, respectively.

16. Related-Party Transactions
Vista Credit Partners has a balance of $19.2 million and $51.5 million in the first lien loan as of December 31, 2021 and 2020, respectively. There were no other related parties that have a position in the first lien loan.
For the years ended December 31, 2021, 2020, and 2019, respectively, the Company incurred $0.1 million, $0.1 million, and $0.4 million for consulting fees from Vista which is recorded in general and administrative expenses. As of December 31, 2021 and 2020, respectively, less than $0.1 million and $0.1 million was included in accrued expenses in the consolidated balance sheet.
The Company also entered into transactions during 2021, 2020, and 2019 to sell services to other Vista controlled entities. For the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognized $1.3 million, $1.4 million, and $0.9 million in revenue related to these transactions. Cvent also purchased software subscription and other services from Vista Investor affiliates. The total expenses incurred were $2.0 million, $1.3 million and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.